Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Derivative Financial Instruments at Fair Value through Profit or Loss
Derivative financial instruments at fair value through profit or loss as of December 31, 2019 and December 31, 2018 are the following:

	Notes	December 31, 2019	December 31, 2018
Derivatives not designated as hedges – liabilities
Derivative contracts of interest rate	22	$48	$(17)

Total		$48	$(17)